Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid expenses and other current assets
Summary of prepaid expenses and other current assets

	At 31 December
	2023	2022
	USD	USD
Withholding tax receivables	1,219,986	941,843
Prepaid expenses	504,552	1,748,073
Refundable deposits	206,011	269,705
Other assets	198,275	338,756
Prepaid rent	13,370	—
	2,142,194	3,298,377